Schedule I - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Total assets	$ 3,198,348	$ 4,321,349
LIABILITIES
Total liabilities	1,921,169	2,536,031
STOCKHOLDERS' EQUITY
Common Stock	1,371	1,369
Preferred Stock	0	0
Additional paid-in capital	1,477,859	1,696,899
(Accumulated deficit) retained earnings	(175,758)	103,013
Treasury Stock, Value	(11,081)	(6,483)
Accumulated other comprehensive loss	(15,265)	(15,348)
Total Ecovyst Inc. equity	1,277,126	1,779,450
Total liabilities and equity	3,198,348	4,321,349
Parent Company
ASSETS
Investment in subsidiaries	1,277,126	1,779,450
Total assets	1,277,126	1,779,450
LIABILITIES
Total liabilities	0	0
STOCKHOLDERS' EQUITY
Common Stock	1,371	1,369
Preferred Stock	0	0
Additional paid-in capital	1,477,859	1,696,899
(Accumulated deficit) retained earnings	(175,758)	103,013
Treasury Stock, Value	(11,081)	(6,483)
Accumulated other comprehensive loss	(15,265)	(15,348)
Total Ecovyst Inc. equity	1,277,126	1,779,450
Total liabilities and equity	$ 1,277,126	$ 1,779,450